Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Moderately Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Moderately Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Growth and Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Balanced Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Diversified Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Opportunity Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Partner Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Small Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Mid Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Partner Worldwide Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Large Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.

Thrivent Limited Maturity Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock
Thrivent Mutual Funds

Supplement to
Class A Shares Prospectus and
Class S Shares Prospectus,
each dated February 1, 2016, as supplemented February 29, 2016

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentence is added under “Summary Section—Principal Strategies” for each Fund other than Thrivent Money Market Fund:

The Fund may also invest in mutual funds that are only offered to the Fund and its affiliates and that do not charge an investment advisory fee.